Other Revenues	12 Months Ended
Dec. 31, 2014
Other Revenues [Text Block]	THER REVENUES Other revenues consist of the following:
	2014	2013	2012
Licenses and others	533	15	47
Total	533	15	47
In 2014, 2013 and 2012, other revenues mainly consist of sales of a license.